NEWBUILDINGS - Movement in Newbuilding Balance (Details) - USD ($) $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 23, 2015	Mar. 31, 2015	Sep. 30, 2014	Apr. 30, 2014	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement In Newbuilding Balance [Roll Forward]
New building installments balance						$ 338,614		$ 26,706
Installments and newbuilding supervision fees paid and accrued						265,083	$ 508,482	356,355
Interest capitalized						2,258	8,979	4,179
Transfer from newbuildings						(425,393)	(574,523)	(546,520)
Cost of vessels						1,873,795	1,540,559	915,060	$ 305,581
Acquisition of Assets, Newbuilding Installments Assumed		$ 12,030
Newbuilding Contract, Sold	$ (1,900)						(10,800)
Impairment losses on vessels and equipment						(985)	(152,597)	0
New building installments balance		12,030				$ 180,562	338,614
KSL Baltic, KSL Mediterranean, KSL Caribbean [Member]
Movement In Newbuilding Balance [Roll Forward]
Impairment losses on vessels and equipment					$ (7,100)		$ (7,100)
Frontline 2012 [Member]
Movement In Newbuilding Balance [Roll Forward]
Newbuildings acquired, cost		$ 78,200
Construction in Progress [Member]
Movement In Newbuilding Balance [Roll Forward]
Cost of vessels								$ 323,340
Frontline 2012 [Member]
Movement In Newbuilding Balance [Roll Forward]
Value of Share Consideration Paid in Connection with Purchase of SPCs, Net of Cash Acquired			$ 331,661	$ 150,959